RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
RELATED PARTIES TRANSACTIONS
Management fees	$ 37,835	$ 41,046	$ 88,567	$ 105,566